[GRAPHIC OMITTED]

                                S E L I G M A N
                                ---------------
                                U.S. GOVERNMENT
                                SECURITIES SERIES


                                  Annual Report

                                December 31, 2001

                                -----------------

                         Seeking High Current Income by
                      Investing in US Government Securities


                            SELIGMAN ADVISORS, INC.
                                an affiliate of

                                [GRAPHIC OMITTED]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864
                      100 Park Avenue, New York, NY 10017
                                www.seligman.com




This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Beneficial Interest of Seligman U.S. Government Securities Series, which contains information about the sales charges, management fee, and other costs. Please read the prospectus carefully before investing or sending money.

TO THE SHAREHOLDERS

For the fiscal year ended December 31, 2001, Seligman U.S. Government Securities Series posted a total return of 5.95% based on the net asset value of Class A shares. During the same period, the Fund's peers, as measured by the Lipper General US Government Bond Funds Average, posted a total return of 6.20%, while the US government bond market, as measured by the Lehman Brothers Government Bond Index, posted a total return of 7.23%.

During this time, the economy continued to slow significantly, and in November 2001 the National Bureau of Economic Research (NBER) declared that the US had entered a recession in March 2001. This marked the end of an unprecedented expansion which had lasted 10 years. The US Federal Reserve Board was quick to respond to the economic slowdown and over the course of the year lowered the federal funds rate 11 times, for a total of 475 basis points.

Short-term rates fell significantly and steadily during this time as a result of the Fed's easing. Longer-term rates, while volatile over the course of the year, ended the year nearly unchanged from one year earlier. At the end of December 2000, the US Treasury 10-year note yielded 5.10%; by the end of December 2001, the note yielded 5.17%. As a result, the prices of these bonds remained nearly unchanged from the beginning of the year to year-end, and bonds that were held throughout the year did not provide any meaningful capital appreciation. However, the income generated by bonds as well as their ability to maintain value over the course of the year proved to be a haven from the losses experienced by the equity markets in 2001.

We believe that the Fed is finished, or nearly finished, easing monetary policy, and that the economy will begin to respond to the monetary stimulus the Fed provided in 2001, and to the tax cuts approved by Congress last summer. While the economic situation should improve, we do not believe inflation will be a threat. This should allow long-term rates to fall, and longer-term bonds should deliver attractive total returns in 2002.

Thank you for your continued support of Seligman U.S. Government Securities Series. A discussion with your Portfolio Manager, as well as the Fund's investment results, portfolio of investments, and financial statements, follows this letter. We look forward to serving your investment needs for many years to come.

By order of the Trustees,

/s/  William Morris

William C. Morris
Chairman

                                                              /s/  Brian T. Zino

                                                                   Brian T. Zino
                                                                       President


February 15, 2002

INTERVIEW WITH YOUR PORTFOLIO MANAGER,
CHRISTOPHER J. MAHONY


Q: How did Seligman U.S. Government Securities Series perform during the fiscal year ended December 31, 2001?

A: For the fiscal year ended December 31, 2001, Seligman U.S. Government Securities Series posted a total return of 5.95% based on the net asset value of Class A shares. During the same period, the Fund's peers, as measured by the Lipper General US Government Bond Funds Average, posted a total return of 6.20%, while the US government bond market, as measured by the Lehman Brothers Government Bond Index, posted a total return of 7.23%. It is important to remember that the Lehman Index is an unmanaged index of government bonds. It does not include the transaction fees associated with professional investment management, and its return is not dampened by cash holdings, which managed portfolios must maintain.

Q:   What economic and market factors influenced the Fund during the period?

A: During this fiscal year, the economy continued to slow and the Fed responded with an aggressive series of interest rate cuts. These cuts should eventually help the US lift itself out of the current recession. However, the Fed's actions have thus far done little in terms of lowering long-term interest rates. The yield on the 10-year US Treasury note at year-end was essentially unchanged from a year earlier. The long end of the yield curve has remained high primarily because of the bond market's concern that inflation remained an issue. However, there have been no signs of inflation over the course of the year. In fact, some economists and market watchers commented on the possibility of deflation becoming a concern as the economy continued to slow.

Q:   What was your investment strategy?

A: The Fund continued to seek opportunities along the long end of the yield curve, which became increasingly steep during the course of the year. These moves paid off for the Fund in terms of higher yields, and we believe that they will also benefit the Fund in terms of capital appreciation as yields on longer-term bonds decline, as we believe they will in 2002.

A TEAM APPROACH

Seligman U.S. Government Securities Series is managed by Christopher Mahony. Mr. Mahony is assisted in the management of the Fund by a team of seasoned research professionals who are responsible for identifying quality money market instruments in order to preserve investors' capital and to maximize liquidity and current income. The Seligman Fixed Income Team is led by Kendall Peterson. Team members include James Didden, Jeff Gallo, Janine Ptaszek, Gregory Siegel, and Sau Lin Wu.

INTERVIEW WITH YOUR PORTFOLIO MANAGER,
CHRISTOPHER J. MAHONY

     The Fund generally must maintain at least 80% of its assets in direct obligations of the US Treasury and in debt securities issued or guaranteed by the US government, its agencies, or instrumentalities, which are backed by the full faith and credit of the US government and have maturities greater than one year at the time of purchase. Within the US government securities category, however, there are bonds, such as those issued by the Government National Mortgage Association ("Ginnie Mae") and Title XI (US shipping) bonds, that offer higher yields than direct obligation Treasuries. We also invest in US government agency obligations to enhance the Fund's yield.

Q:   What is your outlook?

A: We think that the US economy is nearing the end of its contraction and will begin to accelerate in 2002. We do not believe that further intervention from the Fed will be necessary and think the Fed is likely to hold a fairly stable stance on monetary policy throughout the year. The short end of the yield curve is thus likely to remain stable or move a bit higher as economic activity picks up. We believe that long-bond yields, however, are likely to fall as fears of inflation subside. This will benefit the Fund, which had locked in higher long-term rates in 2001. In addition, the Fund's cash position, which can be high as a result of the need to respond to shareholder purchases and redemptions, should benefit as short-term yields move higher.

PERFORMANCE OVERVIEW

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
For Periods Ended December 31, 2001

                                                                  AVERAGE ANNUAL
                                             ----------------------------------------------------------
                                                                     CLASS B     CLASS C*     CLASS D
                                                                      SINCE       SINCE*       SINCE
                                              ONE    FIVE    TEN    INCEPTION   INCEPTION*   INCEPTION
                               SIX MONTHS*   YEAR   YEARS   YEARS    1/1/1997    5/27/1999   9/21/1993
                               ------------  -----  ------  ------  ----------  -----------  ----------
CLASS A**
With Sales Charge                    -0.97%  0.98%   5.15%   5.16%        n/a          n/a         n/a
Without Sales Charge                  3.94   5.95    6.17    5.67         n/a          n/a         n/a
CLASS B**
With CDSC+                           -1.45   0.01     n/a     n/a        5.00%         n/a         n/a
Without CDSC                          3.55   5.01     n/a     n/a        5.33%         n/a         n/a
CLASS C**
With Sales Charge and CDSC            1.66   3.12     n/a     n/a         n/a         5.30%        n/a
Without Sales Charge and CDSC          3.7   5.16     n/a     n/a         n/a         5.71         n/a
CLASS D**
With 1% CDSC                           2.7   4.16     n/a     n/a         n/a          n/a         n/a
Without CDSC                           3.7   5.16    5.34     n/a         n/a          n/a        4.35%
LEHMAN BROTHERS GOVERNMENT
    BOND INDEX++                      4.85   7.23     7.4    7.14         7.4         7.74        6.44
LIPPER GENERAL US GOVERNMENT
    BOND FUNDS AVERAGE++              4.21    6.2    6.42    6.17        6.47         6.53         5.5

NET ASSET VALUE                                                     DIVIDEND AND YIELD INFORMATION
                                                                    For the Year Ended December 31, 2001

           DECEMBER 31,          JUNE 30,         DECEMBER 31,
               2001                2001               2000               DIVIDENDS(o)   YIELD(oo)
         -----------------  ------------------  -----------------       --------------  ---------
CLASS A            $  6.97          $     6.86          $    6.91            $  0.3428     3.73%
CLASS B               6.98                6.87               6.93               0.2917     3.17
CLASS C               6.98                6.86               6.92               0.2917     3.13
CLASS D               6.98                6.86               6.92               0.2917     3.17

WEIGHTED AVERAGE MATURITY                14.63 years

---------------
*    Returns for periods of less than one year are not annualized.
** Return figures reflect any change in price per share and assume the investment of dividends and capital gain distributions. Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class B shares are calculated with and without the effect of the maximum 5% contingent deferred sales charge
     (CDSC), charged on redemptions made within one year of the date of purchase, declining to 1% in the sixth year and 0% thereafter. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% CDSC that is charged on redemptions made within 18 months of the date of purchase. Returns for Class D shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of the date of purchase.
+    The CDSC is 5% for periods of one year or less, and 2% since inception.
++ The Lehman Brothers Government Bond Index and the Lipper General US Government Bond Funds Average are unmanaged benchmarks that assume investment of dividends and exclude the effect of taxes, fees and sales charges. The monthly performances of the Lipper General US Government Bond Funds Average are used for the Performance Overview. Investors cannot invest directly in an average or an index.
o Represents per share amount paid or declared for the year ended December 31, 2001.
oo Current yield, representing the annualized yield for the 30-day period ended December 31, 2001, has been computed in accordance with SEC regulations and will vary.
An investment in the Fund is not insured by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE  OVERVIEW


     This chart compares a $10,000 hypothetical investment made in Seligman U.S. Government Securities Series Class A shares, with and without the initial 4.75% maximum sales charge, and assumes that all distributions within the period are invested in additional shares, for the 10-year period ended December 31, 2001, to a $10,000 investment made in the Lehman Brothers Government Bond Index (Lehman Bond Index) and the Lipper General US Government Bond Funds Average (Lipper Average) for the same period. The performances of Seligman U.S. Government Securities Series Class B, Class C, and Class D shares are not shown in this chart, but are included in the table on page 4. It is important to keep in mind that the Lehman Bond Index and the Lipper Average exclude the effect of taxes, fees and sales charges. This chart does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.

[GRAPH OMITTED]

USG Plot Points  With Load  Without Load  Lehman Bond Index  Lipper Average
31-Dec-91             9530         10000              10000           10000
31-Mar-92             9300          9759               9825            9806
30-Jun-92             9661         10137              10214           10174
30-Sep-92            10055         10551              10719           10616
31-Dec-92            10052         10548              10723           10643
31-Mar-93            10342         10852              11208           11071
30-Jun-93            10583         11105              11532           11367
30-Sep-93            10837         11372              11906           11673
31-Dec-93            10802         11334              11866           11632
31-Mar-94            10579         11101              11509           11266
30-Jun-94            10410         10923              11377           11084
30-Sep-94            10437         10952              11425           11098
31-Dec-94            10383         10895              11465           11127
31-Mar-95            10760         11291              12005           11644
30-Jun-95            11444         12009              12750           12331
30-Sep-95            11621         12194              12975           12550
31-Dec-95            12267         12872              13568           13098
31-Mar-96            11840         12424              13262           12761
30-Jun-96            11794         12375              13325           12765
30-Sep-96            11943         12532              13549           12957
31-Dec-96            12231         12834              13945           13335
31-Mar-97            12111         12708              13832           13196
30-Jun-97            12493         13109              14312           13668
30-Sep-97            12806         13437              14791           14122
31-Dec-97            13274         13929              15282           14571
31-Mar-98            13395         14055              15513           14764
30-Jun-98            13753         14432              15923           15121
30-Sep-98            14405         15116              16803           15845
31-Dec-98            14397         15107              16790           15793
31-Mar-99            14197         14898              16550           15579
30-Jun-99            13914         14600              16409           15364
30-Sep-99            13948         14635              16517           15413
31-Dec-99            13875         14559              16413           15316
31-Mar-00            14218         14919              16963           15721
30-Jun-00            14435         15147              17229           15944
30-Sep-00            14854         15587              17703           16373
31-Dec-00            15576         16344              18586           17141
31-Mar-01            15927         16712              19053           17515
30-Jun-01            15882         16665              19007           17469
30-Sep-01            16707         17531              20049           18338
31-Dec-01            16537         17352              19931           18204

     Although the payment of principal and interest with respect to certain long-term securities held in Seligman U.S. Government Securities Series is guaranteed by the US government or its agencies, the rate of return will vary and the principal value of an investment in the Fund will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

PORTFOLIO OF INVESTMENTS
December 31, 2001


                                         PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------  -----------
US FULL FAITH AND
  CREDIT OBLIGATIONS 78.0%
US Treasury Bonds:
  7.25%, due 8/15/2022. . . . . . . . .  $ 6,000,000  $ 7,063,128
  6.25%, due 8/15/2023. . . . . . . . .   13,000,000   13,765,791
US Treasury Notes:
  6.5%, due 5/15/2005 . . . . . . . . .    5,000,000    5,404,690
  4.625%, due 5/15/2006 . . . . . . . .    7,000,000    7,099,806
  7%, due 7/15/2006 . . . . . . . . . .    7,000,000    7,757,974
  6.625%, due 5/15/2007 . . . . . . . .    7,500,000    8,245,905
  5.625%, due 5/15/2008 . . . . . . . .    6,000,000    6,291,096
  6%, due 8/15/2009 . . . . . . . . . .   14,500,000   15,462,336
Government National Mortgage
  Association ("Ginnie Mae")
  Obligations, Mortgage
  Pass-through Certificates:*
  6%, due 5/15/2013 . . . . . . . . . .    3,367,391    3,421,459
  5.5%, due 1/15/2014 . . . . . . . . .    3,616,900    3,610,703
  6.25%, due 7/16/2026. . . . . . . . .    1,062,559    1,087,895
  6.95%, due 2/20/2027. . . . . . . . .    2,653,176    2,714,719
  6.25%, due 6/20/2027. . . . . . . . .    2,712,534    2,750,523
  6%, due 3/20/2028 . . . . . . . . . .    5,000,000    4,946,275
  6.5%, due 12/15/2028. . . . . . . . .    4,810,877    4,840,084
  6.5%, due 12/15/2008. . . . . . . . .    1,426,528    1,435,188
  6%, due 12/20/2028. . . . . . . . . .    4,125,417    4,035,560
  6%, due 5/20/2029 . . . . . . . . . .    2,000,000    2,000,000
  7.15%, due 4/15/2031. . . . . . . . .    2,769,873    2,917,603
  6.69%, due 5/15/2034. . . . . . . . .    2,270,870    2,316,326
  6.85%, due 6/15/2034. . . . . . . . .    1,906,113    1,960,856
  7.1%, due 8/15/2034 . . . . . . . . .    1,970,651    2,057,865
Guaranteed Trade Trust
  7.02%, due 9/1/2004*. . . . . . . . .      800,000      844,347
Private Export Funding
  6.67%, due 9/15/2009. . . . . . . . .    3,000,000    3,210,300
US Government Gtd. Title XI
  (American Heavy Lift)
  7.18%, due 6/1/2017 . . . . . . . . .    4,500,000    4,839,633
US Government Gtd. Title XI
  (Bay Transportation)
  7.3%, due 6/1/2021. . . . . . . . . .    2,629,000    2,803,834
US Government Gtd. Title XI
  (Vessel Management)
  6.75% due 7/15/2025 . . . . . . . . .    1,920,000    1,973,568


                                         PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------  -----------
US FULL FAITH AND
  CREDIT OBLIGATIONS (continued)
Veteran Affairs Vendee
  Mortgage Trust
  7.5%, due 12/15/2006 . . . . . . . .   $1,618,764  $  1,723,586
                                                     ------------
TOTAL US FULL FAITH AND
  CREDIT OBLIGATIONS
  (Cost $126,049,106)                                 126,581,050
                                                     ------------
AGENCY OBLIGATIONS 18.3%
Federal Home Loan Mortgage
("Freddie Mac"):
  5.5%, due 7/15/2006. . . . . . . . .    2,300,000     2,366,061
  6.625%, due 9/15/2009. . . . . . . .    1,100,000     1,172,827
  6%, due 11/1/2010. . . . . . . . . .    1,587,007     1,615,513
  5.875%, due 3/21/2011. . . . . . . .    2,000,000     1,990,742
  6.75%, due 3/15/2031 . . . . . . . .    2,500,000     2,666,723
Federal National Mortgage
  Association ("Fannie Mae"):
  5.25%, due 6/15/2006 . . . . . . . .    8,000,000     8,151,968
  4.75%, due 1/2/2007* . . . . . . . .    2,000,000     1,988,784
  5.25%, due 1/15/2009*. . . . . . . .    3,000,000     2,974,227
  8.5%, due 9/1/2015*. . . . . . . . .      355,923       377,154
  6.5%, due 5/1/2018*. . . . . . . . .      599,814       608,733
  6%, due 9/1/2028*. . . . . . . . . .    1,774,140     1,747,867
  7%, due 5/1/2029*. . . . . . . . . .      640,863       654,306
  7%, due 12/1/2029* . . . . . . . . .      906,947       925,971
  6%, due 12/1/2031* . . . . . . . . .    2,500,000     2,448,750
                                                     ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $29,848,975)                                   29,689,626
                                                     ------------
REPURCHASE
  AGREEMENT 1.9%
  (Cost $3,220,000). . . . . . . . . .    3,220,000     3,220,000
                                                     ------------
TOTAL INVESTMENTS 98.2%
  (Cost $159,118,081) . . . . . . . .                 159,490,676
OTHER ASSETS LESS
  LIABILITIES 1.8% . . . . . . . . . .                  2,856,191
                                                     ------------
NET ASSETS 100.0%  . . . . . . . . . .               $162,346,867
                                                     ============

---------------
* Investments in mortgage-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying mortgage instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these securities.

See  Notes  to  Financial  Statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001


ASSETS:
Investments, at value:
   Long-term holdings (Cost $155,898,081)  . . . . . . . . . . . . .      $156,270,676
   Repurchase agreement (Cost $3,220,000)  . . . . . . . . . . . . .         3,220,000        $159,490,676
                                                                          ------------
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             307,270
Interest receivable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,001,755
Receivable for shares of Beneficial Interest sold. . . . . . . . . . . . . . . . . . .           1,660,038
Expenses prepaid to shareholder service agent. . . . . . . . . . . . . . . . . . . . .              35,620
Other .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              12,404
                                                                                              -------------
TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         163,507,763
                                                                                              -------------

LIABILITIES:
Payable for shares of Beneficial Interest repurchased. . . . . . . . . . . . . . . . .             610,801
Dividends payable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             237,534
Management fees payable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              68,467
Accrued expenses and other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             244,094
                                                                                              -------------
TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,160,896
                                                                                              -------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $162,346,867
                                                                                              =============

COMPOSITION OF NET ASSETS:
Shares of Beneficial Interest, at par ($0.001 par value; unlimited shares authorized;
   23,281,424 shares outstanding):
   Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $    11,731
   Class B . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               6,382
   Class C . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,287
   Class D . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,881
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         172,897,161
Dividends in excess of net investment income . . . . . . . . . . . . . . . . . . . . .            (705,798)
Accumulated net realized loss. . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (10,240,372)
Net unrealized appreciation of investments . . . . . . . . . . . . . . . . . . . . . .             372,595
                                                                                              -------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $162,346,867
                                                                                              =============

NET ASSET VALUE PER SHARE:
CLASS A ($81,722,214 / 11,731,472 shares). . . . . . . . . . . . . . . . . . . . . . .        $       6.97
                                                                                              =============
CLASS B ($44,557,160 / 6,382,371 shares) . . . . . . . . . . . . . . . . . . . . . . .        $       6.98
                                                                                              =============
CLASS C ($15,961,446 / 2,287,089 shares) . . . . . . . . . . . . . . . . . . . . . . .        $       6.98
                                                                                              =============
CLASS D ($20,106,047 / 2,880,492 shares) . . . . . . . . . . . . . . . . . . . . . . .        $       6.98
                                                                                              =============

---------------
See Notes to Financial Statements

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2001


INVESTMENT INCOME:
INTEREST . . . . . . . . . . . .. . . . . . . . . . . . . . . . .    $7,595,281

EXPENSES:

Distribution and service fees. . . . . . . . . . . .  $   789,906
Management fee . . . . . . . . . . . . . . . . . . .      660,806
Shareholder account services . . . . . . . . . . . .      364,273
Registration . . . . . . . . . . . . . . . . . . . .       69,855
Shareholder reports and communications . . . . . . .       33,517
Custody and related services . . . . . . . . . . . .       32,215
Auditing and legal fees. . . . . . . . . . . . . . .       20,778
Trustees' fees and expenses. . . . . . . . . . . . .        7,105
Miscellaneous .. . . . . . . . . . . . . . . . . . .       10,919
                                                      ------------
TOTAL EXPENSES. . . . . . . . . . . . . . . . . . . . . . . . . .     1,989,374
                                                                    -----------
NET INVESTMENT INCOME . . . . . . . . . . . . . . . . . . . . . .     5,605,907

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:

Net realized gain on investments . . . . . . . . . .    2,196,752
Net change in unrealized appreciation of investments   (1,907,683)
                                                      ------------
NET GAIN ON INVESTMENTS  . . . . . . . . . . . . . . . . . . . . .      289,069
                                                                    -----------
INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . . . . . . .   $5,894,976
                                                                    ===========

---------------
See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         YEAR ENDED DECEMBER 31,
                                                                    ------------------------------
                                                                          2001            2000
                                                                    --------------  --------------
OPERATIONS:
Net investment income. . . . . . . . . . . . . . . . . . . . . . .  $   5,605,907   $   4,624,420
Net realized gain (loss) on investments. . . . . . . . . . . . . .      2,196,752      (1,444,530)
Net change in unrealized appreciation/depreciation of investments.     (1,907,683)      6,851,121
                                                                    --------------  --------------
INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . . . . . . .      5,894,976      10,031,011
                                                                    --------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
   Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . .     (3,210,596)     (2,943,010)
   Class B . . . . . . . . . . . . . . . . . . . . . . . . . . . .     (1,351,383)       (966,656)
   Class C . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (373,591)       (106,802)
   Class D . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (670,337)       (607,952)
Dividends in excess of net investment income:
   Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (177,837)              -
   Class B . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (74,854)              -
   Class C . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (20,693)              -
   Class D . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (37,131)              -
                                                                    --------------  --------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS. . . . . . . . . . . . .     (5,916,422)     (4,624,420)
                                                                    --------------  --------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Net proceeds from sales of shares. . . . . . . . . . . . . . . . .    188,749,290      51,231,302
Investment of dividends. . . . . . . . . . . . . . . . . . . . . .      4,049,851       2,583,774
Exchanged from associated Funds. . . . . . . . . . . . . . . . . .    272,657,489     234,565,771
                                                                    --------------  --------------
Total. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    465,456,630     288,380,847
                                                                    --------------  --------------
Cost of shares repurchased . . . . . . . . . . . . . . . . . . . .    (72,166,992)    (35,087,202)
Exchanged into associated Funds. . . . . . . . . . . . . . . . . .   (343,819,612)   (256,635,258)
                                                                    --------------  --------------
Total. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   (415,986,604)   (291,722,460)
                                                                    --------------  --------------

INCREASE (DECREASE) IN NET ASSETS FROM TRANSACTIONS
   IN SHARES OF BENEFICIAL INTEREST  . . . . . . . . . . . . . . .     49,470,026      (3,341,613)
                                                                    --------------  --------------
INCREASE IN NET ASSETS . . . . . . . . . . . . . . . . . . . . . .     49,448,580       2,064,978
NET ASSETS:
Beginning of year. . . . . . . . . . . . . . . . . . . . . . . . .    112,898,287     110,833,309
                                                                    --------------  --------------
END OF YEAR (net of dividends in excess of net investment income
   of $705,798 and $-0-, respectively) . . . . . . . . . . . . . .  $ 162,346,867   $ 112,898,287
                                                                    ==============  ==============

---------------
See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS


1. MULTIPLE CLASSES OF SHARES - Seligman U.S. Government Securities Series (the "Fund"), a series of Seligman High Income Fund Series, offers four classes of shares. Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") of 1% on redemptions within 18 months of purchase. Class B shares are sold without an initial sales charge but are subject to a distribution fee of 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares on the last day of the month that precedes the eighth anniversary of their date of purchase. Class C shares are sold with an initial sales charge of up to 1% and are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase. Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on certain redemptions made within one year of purchase. The four classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2. SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

a. SECURITY VALUATION - Investments in US Government and Government agency securities are valued at current market values or, in their absence, at fair values determined in accordance with procedures approved by the Trustees. Securities traded on an exchange are valued at last sales prices or, in their absence and in the case of over-the-counter securities, at the mean of bid and asked prices. Short-term holdings maturing in 60 days or less are valued at amortized cost.

b. FEDERAL TAXES - There is no provision for federal income tax. The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

c. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Dividends receivable and payable are recorded on ex-dividend dates. Interest income is recorded on an accrual basis. The Fund amortizes premiums and discounts on purchases of portfolio securities for financial reporting purposes.

d. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks and with broker/dealers deemed to be creditworthy by J. &
     W. Seligman & Co. Incorporated (the "Manager"). Securities received as collateral subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. Procedures have been established to monitor, on a daily basis, the market value of repurchase agreements' underlying securities to ensure the existence of the proper level of collateral. The repurchase agreement held as of December 31, 2001, matured pursuant to its terms.

e. MULTIPLE CLASS ALLOCATIONS - All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a par-

NOTES TO FINANCIAL STATEMENTS


     ticular class, are charged directly to such class. For the year ended December 31, 2001, distribution and service fees were the only class-specific expenses.

f. DISTRIBUTIONS TO SHAREHOLDERS - Dividends are declared daily and paid monthly. Other distributions paid by the Fund are recorded on the ex-dividend date. The treatment for financial statement purposes of distributions made to shareholders during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations, or net asset values per share of the Fund.

3. PURCHASES AND SALES OF SECURITIES - Purchases and sales of securities, excluding short-term investments, for the year ended December 31, 2001, amounted to $145,332,937 and $83,234,801, respectively.

     At December 31, 2001, the cost of investments for federal income tax purposes was $159,459,980, and the tax basis gross unrealized appreciation and depreciation of portfolio securities amounted to $1,810,440 and $2,516,926, respectively.

4. MANAGEMENT FEE, DISTRIBUTION SERVICES, AND OTHER TRANSACTIONS - The Manager manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all trustees of the Fund who are employees or consultants of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager receives a fee, calculated daily and payable monthly, equal to 0.50% per annum of the Fund's average daily net assets.

     Seligman Advisors, Inc. (the "Distributor"), agent for the distribution of the Fund's shares, and an affiliate of the Manager, received concessions of $8,127 from sales of Class A shares. Commissions of $67,335 and $80,183 were paid to dealers from sales of Class A and Class C shares, respectively.

     The Fund has an Administration, Shareholder Services and Distribution Plan (the "Plan") with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive a continuing fee of up to 0.25% on an annual basis, payable quarterly, of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Fund pursuant to the Plan. For the year ended December 31, 2001, fees incurred under the Plan aggregated $176,750 or 0.25% per annum of the average daily net assets of Class A shares.

     Under the Plan, with respect to Class B shares, Class C shares, and Class D shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class B, Class C, and Class D shares for which the organizations are responsible; and, for Class C and Class D shares, fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan.

     With respect to Class B shares, a distribution fee of 0.75% on an annual basis of average daily net assets is payable monthly by the Fund to the Distributor; however, the Distributor has sold its rights to this fee to third parties (the "Purchasers"), which provide funding to the Distributor to enable it to pay commissions to dealers at the time of the sale of the related Class B shares.

     For the year ended December 31, 2001, fees incurred under the Plan, equivalent to 1% per annum of the average daily net assets of Class B, Class C, and Class D shares, amounted to $344,700, $97,570, and $170,886, respectively.

NOTES TO FINANCIAL STATEMENTS


     The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A and Class C shares occurring within 18 months of purchase and on redemptions of Class D shares occurring within one year of purchase. For the year ended December 31, 2001, such charges amounted to $152,220.

     The Distributor has sold its rights to collect any CDSC imposed on redemptions of Class B shares to the Purchases. In connection with the sale of its rights to collect any CDSC and the distribution fees with respect to Class B shares described above, the Distributor receives payments from the Purchasers based on the value of Class B shares sold. The aggregate of such payments retained by the Distributor, for the year ended December 31, 2001, amounted to $7,152.

     Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of shares of Beneficial Interest of the Fund, as well as distribution and service fees pursuant to the Plan. For the year ended December 31, 2001, Seligman Services, Inc. received commissions of $4,170 from the sales of shares of the Fund. Seligman Services, Inc. also received distribution and service fees of $13,678 pursuant to the Plan.

     Seligman Data Corp., which is owned by certain associated investment companies, charged the Fund at cost $364,273 for shareholder account services in accordance with a methodology approved by the Fund's trustees.

     Costs of Seligman Data Corp. directly attributable to the Fund were charged to the Fund. The remaining charges were allocated to the Fund by Seligman Data Corp. pursuant to a formula based on the Fund's net assets, shareholder transaction volume and number of shareholder accounts.

     Certain officers and trustees of the Fund are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

     The Fund has a compensation arrangement under which trustees who receive fees may elect to defer receiving such fees. Trustees may elect to have their deferred fees accrue interest or earn a return based on the performance of the Fund or other funds in the Seligman Group of Investment Companies. The cost of such fees and earnings accrued thereon is included in trustees' fees and expenses, and the accumulated balance thereof at December 31, 2001, of $27,230 is included in other liabilities. Deferred fees and related accrued earnings are not deductible by the Fund for federal income tax purposes until such amounts are paid.

5. COMMITTED LINE OF CREDIT - The Fund is a participant in a joint $825 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. The Fund's borrowings are limited to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. The Fund incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2002, but is renewable annually with the consent of the participating banks. For the year ended December 31, 2001, the Fund did not borrow from the credit facility.

6. CAPITAL LOSS CARRYFORWARD - At December 31, 2001, the Fund had a net capital loss carryforward for federal income tax purposes of $10,600,873, after utilizing $1,832,853 to offset current year net capital gains which is available for offset against future taxable net capital gains, expiring in various amounts through 2008. Accordingly, no capital gain distributions are expected to be paid to shareholders until net capital gains have been realized in excess of the available capital loss carryforward.

7. CHANGE IN ACCOUNTING PRINCIPLE - As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount and premium on debt securities for financial statement purposes. Prior to January 1, 2001, the Fund did not amortize premium on debt securities. The cumulative effect of this accounting change had no impact on the

NOTES TO FINANCIAL STATEMENTS


total net assets of the Fund, but resulted in a $395,283 reduction in cost of securities and a corresponding increase in net unrealized appreciation, based on securities held by the Fund on January 1, 2001.

     The effect of this change for the year ended December 31, 2001 (for financial reporting purposes), was to decrease net investment income by $310,515, decrease net change in unrealized appreciation by $53,384, and increase net realized gain on investments by $363,899. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in presentation.

     Because amortization of premium was not adopted for tax purposes, distributions from net investment income exceed the net investment income shown in the financial statements.

8. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST - The Fund has authorized unlimited shares of $0.001 par value Shares of Beneficial Interest. Transactions in Shares of Beneficial Interest were as follows:

                                                      CLASS A                                                CLASS B
                               ----------------------------------------------------------  ---------------------------------------
                                                YEAR ENDED DECEMBER 31,                               YEAR ENDED DECEMBER 31,
                               ----------------------------------------------------------  ---------------------------------------
                                          2001                          2000                        2001                  2000
                               ----------------------------  ----------------------------  --------------------------  -----------
                                  SHARES         AMOUNT         SHARES         AMOUNT        SHARES        AMOUNT        SHARES
                               ------------  --------------  ------------  -------------  ------------  -------------  -----------
Net proceeds from sales
  of shares . . . . . . . . .   24,720,642   $ 173,336,602     6,919,904   $  45,955,886      439,502   $  3,085,004      211,071
Investment of dividends . . .      335,147       2,336,533       286,426       1,888,797      126,604        886,021       44,101
Exchanged from associated
  Funds . . . . . . . . . . .   29,952,797     209,530,416    28,375,259     187,488,004    4,976,980     35,059,276    3,399,548
                               ------------  --------------  ------------  -------------  ------------  -------------  -----------
Total . . . . . . . . . . . .   55,008,586     385,203,551    35,581,589     235,332,687    5,543,086     39,030,301    3,654,720
                               ------------  --------------  ------------  -------------  ------------  -------------  -----------
Cost of shares repurchased. .   (7,934,318)    (55,615,040)   (3,589,359)    (23,362,093)  (1,096,789)    (7,689,506)    (704,403)
Exchanged into associated
  Funds . . . . . . . . . . .  (44,458,267)   (310,931,586)  (32,818,360)   (216,795,885)  (2,405,117)   (16,843,369)  (2,544,198)
                               ------------  --------------  ------------  -------------  ------------  -------------  -----------
Total . . . . . . . . . . . .  (52,392,585)   (366,546,626)  (36,407,719)   (240,157,978)  (3,501,906)   (24,532,875)  (3,248,601)
                               ------------  --------------  ------------  -------------  ------------  -------------  -----------

Increase (Decrease) . . . . .    2,616,001   $  18,656,925      (826,130)  $  (4,825,291)   2,041,180   $ 14,497,426      406,119
                               ============  ==============  ============  ==============  ===========  =============  ===========

                                   2000
                                  AMOUNT
                               -------------
Net proceeds from sales
  of shares . . . . . . . . .  $  1,405,534
Investment of dividends . . .       291,829
Exchanged from associated
  Funds . . . . . . . . . . .    22,840,930
                               -------------
Total . . . . . . . . . . . .    24,538,293
                               -------------
Cost of shares repurchased. .    (4,636,211)
Exchanged into associated
  Funds . . . . . . . . . . .   (16,707,114)
                               -------------
Total . . . . . . . . . . . .   (21,343,325)
                               -------------

Increase (Decrease) . . . . .  $  3,194,968
                               =============

                                                      CLASS C                                               CLASS D
                               ----------------------------------------------------------  ---------------------------------------
                                                YEAR ENDED DECEMBER 31,                               YEAR ENDED DECEMBER 31,
                               ----------------------------------------------------------  ---------------------------------------
                                          2001                          2000                        2001                  2000
                               ----------------------------  ----------------------------  --------------------------  -----------
                                  SHARES         AMOUNT         SHARES         AMOUNT        SHARES        AMOUNT        SHARES
                               ------------  --------------  ------------  -------------  ------------  -------------  -----------
Net proceeds from sales
  of shares . . . . . . . . .    1,480,911   $  10,412,211       416,870   $   2,774,769      273,019   $  1,915,473      165,802
Investment of dividends . . .       39,448         275,814        11,366          75,646       78,855        551,483       49,542
Exchanged from associated
  Funds . . . . . . . . . . .    1,798,575      12,615,299     1,059,761       7,105,841    2,203,876     15,452,498    2,582,798
                               ------------  --------------  ------------  -------------  ------------  -------------  -----------
Total . . . . . . . . . . . .    3,318,934      23,303,324     1,487,997       9,956,256    2,555,750     17,919,454    2,798,142
                               ------------  --------------  ------------  -------------  ------------  -------------  -----------
Cost of shares repurchased .      (520,813)     (3,633,633)      (54,713)       (360,144)    (747,407)    (5,228,813)  (1,025,188)
Exchanged into associated
  Funds . . . . . . . . . . .   (1,191,820)     (8,284,056)   (1,190,473)     (7,910,736)  (1,114,053)    (7,760,601)  (2,320,992)
                               ------------  --------------  ------------  -------------  ------------  -------------  -----------
Total . . . . . . . . . . . .   (1,712,633)    (11,917,689)   (1,245,186)     (8,270,880)  (1,861,460)   (12,989,414)  (3,346,180)
                               ------------  --------------  ------------  -------------  ------------  -------------  -----------
Increase (Decrease) . . . . .    1,606,301   $  11,385,635       242,811   $   1,685,376      694,290   $  4,930,040     (548,038)
                               ============  ==============  ============  ==============  ===========  =============  ===========

                                   2000
                                  AMOUNT
                               -------------
Net proceeds from sales
  of shares . . . . . . . . .  $  1,095,113
Investment of dividends . . .       327,502
Exchanged from associated
  Funds . . . . . . . . . . .    17,130,996
                               -------------
Total . . . . . . . . . . . .    18,553,611
                               -------------
Cost of shares repurchased .     (6,728,754)
Exchanged into associated
  Funds . . . . . . . . . . .   (15,221,523)
                               -------------
Total . . . . . . . . . . . .   (21,950,277)
                               -------------
Increase (Decrease) . . . . .  $ (3,396,666)
                               =============

---------------
See footnotes on page 15.

FINANCIAL HIGHLIGHTS


     The tables below are intended to help you understand each Class's financial performance for the past five years or from its inception if less than five years. Certain information reflects financial results for a single share of Beneficial Interest of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding. "Total return" shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividends. Total returns do not reflect any taxes or sales charges and are not annualized for periods of less than one year.

                                                CLASS A                                         CLASS B
                              ------------------------------------------------  --------------------------------------------------
                                          YEAR ENDED DECEMBER 31,                        YEAR ENDED DECEMBER 31,          1/1/97*
                              ------------------------------------------------  --------------------------------------      TO
                                2001      2000      1999      1998      1997      2001      2000      1999      1998     12/31/97
                              --------  --------  --------  --------  --------  --------  --------  --------  --------  ----------
PER SHARE DATA:
NET ASSET VALUE,
   BEGINNING OF PERIOD . . .  $  6.91   $  6.50   $  7.09   $  6.88   $  6.71   $  6.93   $  6.51   $  7.11   $  6.89   $    6.73
                              --------  --------  --------  --------  --------  --------  --------  --------  --------  ----------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income++. . .     0.32      0.36      0.34      0.36      0.38      0.27      0.32      0.29      0.30        0.33
Net realized and unrealized
   gain (loss) on
   Investments++ . . . . . .     0.08      0.41     (0.59)     0.21      0.17      0.07      0.42     (0.60)     0.22        0.16
                              --------  --------  --------  --------  --------  --------  --------  --------  --------  ----------
TOTAL FROM INVESTMENT
   OPERATIONS. . . . . . . .     0.40      0.77     (0.25)     0.57      0.55      0.34      0.74     (0.31)     0.52        0.49
                              --------  --------  --------  --------  --------  --------  --------  --------  --------  ----------
LESS DISTRIBUTIONS:
Dividends from net
   investment income . . . .    (0.32)    (0.36)    (0.34)    (0.36)    (0.38)    (0.27)    (0.32)    (0.29)    (0.30)      (0.33)
Dividends in excess of net
   investment income . . . .    (0.02)        -         -         -         -     (0.02)        -         -         -           -
                              --------  --------  --------  --------  --------  --------  --------  --------  --------  ----------
TOTAL DISTRIBUTIONS. . . . .    (0.34)    (0.36)    (0.34)    (0.36)    (0.38)    (0.29)    (0.32)    (0.29)    (0.30)      (0.33)
                              --------  --------  --------  --------  --------  --------  --------  --------  --------  ----------
NET ASSET VALUE,
   END OF PERIOD . . . . . .  $  6.97   $  6.91   $  6.50   $  7.09   $  6.88   $  6.98   $  6.93   $  6.51   $  7.11   $    6.89
                              ========  ========  ========  ========  ========  ========  ========  ========  ========  ==========
TOTAL RETURN:                    5.95%    12.26%   (3.63)%     8.46%     8.53%     5.01%    11.59%   (4.47)%     7.78%       7.32%

RATIOS/SUPPLEMENTAL
  DATA:

Net assets, end of period
   (000s omitted). . . . . .  $81,722   $62,982   $64,575   $55,503   $45,426   $44,557   $30,064   $25,611   $27,924   $   3,219
Ratio of expenses to
   average net assets. . . .     1.16%     1.21%     1.25%     1.05%     1.23%     1.91%     1.96%     2.00%     1.83%       2.01%
Ratio of net investment
   income to average
   net assets++. . . . . . .     4.59%     5.49%     4.99%     5.11%     5.68%     3.84%     4.74%     4.24%     4.33%       4.90%
Portfolio turnover rate. . .    66.84%    37.42%    51.59%    99.43%   193.90%    66.84%    37.42%    51.59%    99.43%     193.90%

---------------
See footnotes on page 15.

FINANCIAL HIGHLIGHTS


                                           CLASS C                                      CLASS D
                               -----------------------------  ------------------------------------------------
                                YEAR ENDED
                                DECEMBER 31,      5/27/99*                      YEAR ENDED DECEMBER 31,
                             ------------------      TO       ------------------------------------------------
                               2001++    2000     12/31/99*    2001++     2000      1999      1998      1997
                             ---------  -------  -----------  --------  --------  --------  --------  --------
PER SHARE DATA:
NET ASSET VALUE,
BEGINNING OF PERIOD. . . . .  $  6.92   $ 6.51   $     6.78   $  6.92   $  6.51   $  7.11   $  6.89   $  6.73
                             ---------  -------  -----------  --------  --------  --------  --------  --------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income++. . .     0.27     0.32         0.17      0.27      0.32      0.29      0.30      0.33
Net realized and unrealized
  gain (loss) on
  investments++. . . . . . .     0.08     0.41        (0.27)     0.08      0.41     (0.60)     0.22      0.16
                             ---------  -------  -----------  --------  --------  --------  --------  --------
TOTAL FROM INVESTMENT
  OPERATIONS . . . . . . . .     0.35     0.73        (0.10)     0.35      0.73     (0.31)     0.52      0.49
                             ---------  -------  -----------  --------  --------  --------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net
  investment income. . . . .    (0.27)   (0.32)       (0.17)    (0.27)    (0.32)    (0.29)    (0.30)    (0.33)
Dividends in excess of net
  investment income. . . . .    (0.02)       -            -     (0.02)        -         -         -         -
                             ---------  -------  -----------  --------  --------  --------  --------  --------
TOTAL DISTRIBUTIONS. . . . .    (0.29)   (0.32)       (0.17)    (0.29)    (0.32)    (0.29)    (0.30)    (0.33)
                             ---------  -------  -----------  --------  --------  --------  --------  --------
NET ASSET VALUE,
  END OF PERIOD. . . . . . .  $  6.98   $ 6.92   $     6.51   $  6.98   $  6.92   $  6.51   $  7.11   $  6.89
                             =========  =======  ===========  ========  ========  ========  ========  ========
TOTAL RETURN:                    5.16%   11.43%      (1.59)%     5.16%    11.43%   (4.47)%     7.78%     7.53%

RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end of period
  (000s omitted) . . . . . .  $15,961   $4,714   $    2,851   $20,106   $15,138   $17,797   $26,614   $12,350
Ratio of expenses to
  average net assets . . . .     1.91%    1.96%      2.03%+      1.91%     1.96%     2.00%     1.83%     2.01%
Ratio of net investment
  income to average
  net assets++ . . . . . . .     3.84%    4.74%      4.37%+      3.84%     4.74%     4.24%     4.33%     4.90%
Portfolio turnover rate. . .    66.84%   37.42%    51.59%**     66.84%    37.42%    51.59%    99.43%   193.90%

---------------
*    Commencement of offering of shares.
**   For the year ended December 31, 1999.
+    Annualized.
++ As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31 2001, was to decrease net investment income per share by $0.02, increase net realized and unrealized gain (loss) on investments by $0.02 for each class and decrease the ratios of net investment income to average net assets from 4.83% to 4.59% for Class A, and from 4.08% to 3.84% for Classes B, C, and D. The per share data and ratios for periods prior to January 1, 2001, have not been restated.
See Notes to Financial Statements.

REPORT OF INDEPENDENT AUDITORS


THE TRUSTEES AND SHAREHOLDERS,
SELIGMAN U.S. GOVERNMENT SECURITIES SERIES OF
SELIGMAN HIGH INCOME FUND SERIES:

We have audited the accompanying statement of assets and liabilities of Seligman U.S. Government Securities Series, including the portfolio of investments, as of December 31, 2001, the related statements of operations for the year then ended and of changes in net assets each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the Fund's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Seligman U.S. Government Securities Series as of December 31, 2001, and the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP
New York, New York
February 15, 2002


FOR MORE INFORMATION

MANAGER
J. & W. Seligman & Co. Incorporated
100 Park Avenue
New York, NY 10017

GENERAL COUNSEL
Sullivan & Cromwell

INDEPENDENT AUDITORS
Deloitte & Touche LLP

GENERAL DISTRIBUTOR
Seligman Advisors, Inc.
100 Park Avenue
New York, NY 10017

SHAREHOLDER SERVICE AGENT
Seligman Data Corp.
100 Park Avenue
New York, NY 10017

IMPORTANT TELEPHONE NUMBERS

(800) 221-2450 Shareholder Services
(800) 445-1777 Retirement Plan Services
(212) 682-7600 Outside the United States
(800) 622-4597 24-Hour Automated Telephone Access Service

TRUSTEES AND OFFICERS OF THE FUND
Information pertaining to the Trustees and Officers of Seligman U.S. Government Securities Series is
set forth below.


INDEPENDENT TRUSTEES

                  TERM OF                                                                            NUMBER OF     HELD BY
                  OFFICE                                                                            PORTFOLIOS   TRUSTEE NOT
                    AND                                                                               IN FUND     DISCLOSED
NAME, (AGE),      LENGTH                                                                              COMPLEX       UNDER
POSITION(S) HELD  OF TIME  PRINCIPAL OCCUPATION(S) DURING                                           OVERSEEN BY   PRINCIPAL
WITH FUND         SERVED#  PAST FIVE YEARS AND OTHER INFORMATION                                      TRUSTEE    OCCUPATIONS
----------------  -------  -----------------------------------------------------------------------  -----------  -----------
JOHN R.           1995 to  Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts                   61         None
GALVIN(72)2,4     Date     University; Director or Trustee, the Seligman Group of investment
Trustee                    companies-; Chairman Emeritus, American Council on Germany;
                           Governor of the Center for Creative Leadership; Director, Raytheon
                           Co., defense and commercial electronics; National Defense University;
                           and the Institute for Defense Analyses. Formerly, Director, USLIFE
                           Corporation, life insurance; Ambassador, U.S. State Department for negotiations in Bosnia; Distinguished Policy Analyst at Ohio State
                           University and Olin Distinguished Professor of National Security
                           Studies at the United States Military Academy. From June 1987 to
                           June 1992, he was the Supreme Allied Commander, Europe and the
                           Commander-in-Chief, United States European Command.
----------------  -------  -----------------------------------------------------------------------  -----------  -----------
ALICE S.          1991 to  President Emeritus, Sarah Lawrence College; Director or Trustee, the           61         None
ILCHMAN(66)3,4    Date     Seligman Group of investment companies-; Trustee, the Committee
Trustee                    for Economic Development; Chairman, The Rockefeller Foundation,
                           charitable foundation; and Director, Public Broadcasting Service (PBS).
                           Formerly, Trustee, The Markle Foundation, philanthropic organiza-
                           tion; and Director, New York Telephone Company; and International
                           Research and Exchange Board, intellectual exchanges.
----------------  -------  -----------------------------------------------------------------------  -----------  -----------
FRANK A.          1995 to  Retired Chairman of the Board and Chief Executive Officer of Kerr-             61         None
MCPHERSON(68)3,4  Date     McGee Corporation, diversified energy company; Director or Trustee,
Trustee                    the Seligman Group of investment companies-; Director, Kimberly-
                           Clark Corporation, consumer products; Conoco Inc., oil exploration and production; Bank of Oklahoma Holding Company; Baptist
                           Medical Center; Oklahoma Chapter of the Nature Conservancy;
                           Oklahoma Medical Research Foundation; and National Boys and Girls
                           Clubs of America; and Oklahoma Foundation for Excellence in
                           Education. Formerly, Chairman, Oklahoma City Public Schools
                           Foundation; and Director, Federal Reserve System's Kansas City
                           Reserve Bank, the Oklahoma City Chamber of Commerce, and
----------------  -------  -----------------------------------------------------------------------  -----------  -----------


---------------
See footnotes on page 21.

TRUSTEES AND OFFICERS OF THE FUND
Information pertaining to the Trustees and Officers of Seligman U.S. Government Securities Series is
set forth below.


INDEPENDENT TRUSTEES (continued)

                                                                                                                    OTHER
                                                                                                                DIRECTORSHIPS
                  TERM OF                                                                           NUMBER OF      HELD BY
                  OFFICE                                                                            PORTFOLIOS   TRUSTEE NOT
                    AND                                                                              IN FUND      DISCLOSED
NAME, (AGE),      LENGTH                                                                             COMPLEX        UNDER
POSITION(S) HELD  OF TIME  PRINCIPAL OCCUPATION(S) DURING                                            OVERSEEN     PRINCIPAL
WITH FUND         SERVED#  PAST FIVE YEARS AND OTHER INFORMATION                                    BY TRUSTEE   OCCUPATIONS
----------------  -------  -----------------------------------------------------------------------  ----------  -------------
JOHN E.           1984 to  Retired Chairman and Senior Partner, Sullivan & Cromwell, law firm;          61      None
MEROW (72)2,4     Date     Director or Trustee, the Seligman Group of investment companies-;
Trustee                    Director, Commonwealth Industries, Inc., manufacturers of
                           aluminum sheet products; the Foreign Policy Association; Municipal
                           Art Society of New York; the U.S. Council for International Business;
                           and Vice Chairman, New York-Presbyterian Healthcare System, Inc.;
                           Life Trustee, New York-Presbyterian Hospital; and Member of the
                           American Law Institute and Council on Foreign Relations.
----------------  -------  -----------------------------------------------------------------------  ----------  -------------
BETSY S.          1984 to  Attorney; Director or Trustee, the Seligman Group of investment              61      None
MICHEL (59)2,4    Date     companies+; Trustee, The Geraldine R. Dodge Foundation, charitable foundation; and World Learning, Inc. Formerly, Chairman of the
                           Board of Trustees of St. George's School (Newport, RI); and Director,
                           the National Association of Independent Schools (Washington, DC).
----------------  -------  -----------------------------------------------------------------------  ----------  -------------
JAMES C.          1984 to  Retired Partner, Pitney, Hardin, Kipp & Szuch, law firm; Director or         61      None
PITNEY (75)3,4    Date     Trustee, the Seligman Group of investment companies-. Formerly,
Trustee                    Director, Public Service Enterprise Group, public utility.
----------------  -------  -----------------------------------------------------------------------  ----------  -------------
LEROY C.          2000 to  Chairman and Chief Executive Officer, Q Standards Worldwide, Inc.,           60      None
RICHIE (60)2,4    Date     library of technical standards; Director or Trustee, the Seligman Group
Trustee                    of investment companies (except Seligman Cash Management Fund,
                           Inc.)+; Director, Kerr-McGee Corporation, diversified energy company;
                           and Infinity, Inc., oil and gas services and exploration; Chairman,
                           Highland Park Michigan Economic Development Corp; Trustee, New
                           York University Law Center Foundation and Vice Chairman, Detroit
                           Medical Center. Formerly, Chairman and Chief Executive Officer,
                           Capital Coating Technologies, Inc., applied coating technologies; Vice
                           President and General Counsel, Automotive Legal Affairs, Chrysler
                           Corporation.
----------------  -------  -----------------------------------------------------------------------  ----------  -------------


---------------
See footnotes on page 21.

TRUSTEES AND OFFICERS OF THE FUND
Information pertaining to the Trustees and Officers of Seligman U.S. Government Securities Series is
set forth below.


INDEPENDENT TRUSTEES (continued)

                                                                                                                     OTHER
                                                                                                                 DIRECTORSHIPS
                  TERM OF                                                                            NUMBER OF      HELD BY
                  OFFICE                                                                            PORTFOLIOS    TRUSTEE NOT
                    AND                                                                               IN FUND      DISCLOSED
NAME, (AGE),      LENGTH                                                                              COMPLEX        UNDER
POSITION(S) HELD  OF TIME  PRINCIPAL OCCUPATION(S) DURING                                           OVERSEEN BY    PRINCIPAL
WITH FUND         SERVED#  PAST FIVE YEARS AND OTHER INFORMATION                                      TRUSTEE     OCCUPATIONS
----------------  -------  -----------------------------------------------------------------------  -----------  -------------
JAMES Q.          1991 to  Director or Trustee, the Seligman Group of investment companies+;                 61  None
RIORDAN (74)3,4   Date     Director or Trustee, The Houston Exploration Company, oil explo-
Trustee                    ration; The Brooklyn Museum, KeySpan Corporation, diversified energy and electric company; and the Committee for Economic Development.
                           Formerly, Co-Chairman of the Policy Council of the Tax Foundation;
                           Director, Tesoro Petroleum Companies, Inc. and Dow Jones &
                           Company, Inc., a business and financial news company; Director and
                           President, Bekaert Corporation, high-grade steel cord, wire and fencing products company; Vice Chairman, Exxon Mobil Corporation,
                           petroleum and petrochemicals company; and Director, Public
                           Broadcasting Service (PBS).
----------------  -------  -----------------------------------------------------------------------  -----------  -------------
ROBERT L.         1984 to  Retired Vice President, Pfizer Inc., pharmaceuticals; Director or                 61  None
SHAFER (69)3,4    Date     Trustee, the Seligman Group of investment companies+. Formerly,
Trustee                    Director, USLIFE Corporation, life insurance.
----------------  -------  -----------------------------------------------------------------------  -----------  -------------
JAMES N.          1993 to  Retired Executive Vice President and Chief Operating Officer,                     61  None
WHITSON (66)2,4   Date     Sammons Enterprises, Inc., a diversified holding company; Director
Trustee                    or Trustee, the Seligman Group of investment companies-; Director,
                           C-SPAN, cable television, and CommScope, Inc., manufacturer of coaxial cables.
----------------  -------  -----------------------------------------------------------------------  -----------  -------------

---------------
See footnotes on page 21.

TRUSTEES AND OFFICERS OF THE FUND
Information pertaining to the Trustees and Officers of Seligman U.S. Government Securities Series is
set forth below.

INDEPENDENT TRUSTEES AND PRINCIPAL OFFICERS


                                                                                                                    OTHER
                                                                                                                DIRECTORSHIPS
                       TERM OF                                                                      NUMBER OF      HELD BY
                       OFFICE                                                                      PORTFOLIOS    TRUSTEE NOT
                         AND                                                                         IN FUND      DISCLOSED
NAME, (AGE),           LENGTH                                                                        COMPLEX        UNDER
POSITION(S) HELD       OF TIME    PRINCIPAL OCCUPATION(S) DURING                                   OVERSEEN BY    PRINCIPAL
WITH FUND              SERVED#    PAST FIVE YEARS AND OTHER INFORMATION                              TRUSTEE     OCCUPATIONS
-------------------  -----------  ---------------------------------------------------------------  -----------  -------------
WILLIAM C.           1988 to      Chairman, J. & W. Seligman & Co. Incorporated,                        61               None
MORRIS (63)*1        Date         Chairman and Chief Executive Officer of the Seligman
Trustee, Chairman                 Group of investment companies+; Chairman, Seligman
of the Board and                  Advisors, Inc., Seligman Services, Inc., and Carbo Ceramics
Chief Executive                   Inc., ceramic proppants for oil and gas industry;
Officer                           and Director, Seligman Data Corp., Kerr-McGee
                                  Corporation, diversified energy company. Formerly,
                                  Director, Daniel Industries Inc., manufacturer of oil
                                  and gas metering equipment.
-------------------  -----------  ---------------------------------------------------------------  -----------  -------------
BRIAN T.             Trustee:     Director and President, J. & W. Seligman & Co.                        61               None
ZINO (49)*1          1993 to      Incorporated; President of twenty-one investment
Trustee              Date         companies in the Seligman Group of investment companies
and President                     and Director or Trustee of the Seligman Group of
                     Pres.: 1995  investment companies+, Seligman Advisors, Inc.,
                     to Date      and Seligman Services, Inc.; Chairman, Seligman Data Corp.;
                                  Member of the Board of Governors of the Investment Company
                                  Institute; and Vice Chairman, ICI Mutual Insurance Company.
-------------------  -----------  ---------------------------------------------------------------  -----------  -------------
CHRISTOPHER J.       2001 to      Vice President, Investment Officer of J. & W.                        N/A                N/A
MAHONY (38)          Date         Seligman & Co. Incorporated since April 2001. Vice
Vice President and                President and Portfolio Manager of Seligman Cash
Portfolio Manager                 Management Fund, Inc., Seligman Investment
                                  Grade Fixed Income Fund, Inc. and Seligman Portfolios,
                                  Inc. Formerly, Senior Portfolio Manager at Fort Washington
                                  Investment Advisors, Inc. since 1994; and Portfolio Manager,
                                  Neuberger and Berman from 1991 to 1994.
-------------------  -----------  ---------------------------------------------------------------  -----------  -------------
THOMAS G.            2000 to      Senior Vice President, Finance, J. & W. Seligman & Co.               N/A                N/A
ROSE (44)            Date         Incorporated, Seligman Advisors, Inc., and Seligman Data
Vice President                    Corp.; Vice President, the Seligman Group of investment
                                  Companies+, Seligman Services, Inc. and Seligman International,
                                  Inc. Formerly, Treasurer, the Seligman
                                  Group of investment companies and Seligman Data Corp.
-------------------  -----------  ---------------------------------------------------------------  -----------  -------------

---------------
See footnotes on page 21.

TRUSTEES AND OFFICERS OF THE FUND
Information pertaining to the Trustees and Officers of Seligman U.S. Government Securities Series is
set forth below.


INDEPENDENT TRUSTEES AND PRINCIPAL OFFICERS(continued)

                                                                                                                         OTHER
                                                                                                                     DIRECTORSHIPS
                   TERM OF                                                                               NUMBER OF      HELD BY
                    OFFICE                                                                              PORTFOLIOS    TRUSTEE NOT
                     AND                                                                                  IN FUND      DISCLOSED
NAME, (AGE),        LENGTH                                                                                COMPLEX        UNDER
POSITION(S) HELD   OF TIME   PRINCIPAL OCCUPATION(S) DURING                                             OVERSEEN BY    PRINCIPAL
WITH FUND          SERVED#   PAST FIVE YEARS AND OTHER INFORMATION                                        TRUSTEE     OCCUPATIONS
-----------------  --------  -------------------------------------------------------------------------  -----------  -------------
LAWRENCE P.        VP: 1992  Senior Vice President and Treasurer, Investment Companies, J. & W.              N/A          N/A
VOGEL (45)         to Date   Seligman & Co. Incorporated; Vice President and Treasurer, the
Vice President               Seligman Group of investment companies+; Treasurer, Seligman Data
and                Treas:    Corp. Formerly, Senior Vice President, Finance, J. & W. Seligman & Co.
Treasurer          2000 to   Incorporated, Seligman Advisors, Inc. and Seligman Data Corp.; Vice
                   Date      President, Seligman Services, Inc. and Treasurer, Seligman International,
                             Inc. and Seligman Henderson Co.
-----------------  --------  -------------------------------------------------------------------------  -----------  -------------
FRANK J. NASTA     1994 to   General Counsel, Senior Vice President, Law and Regulation and                  N/A          N/A
(37)               Date      Corporate Secretary, J. & W. Seligman & Co. Incorporated; Secretary,
Secretary                    the Seligman Group of investment companies+, Seligman Advisors,
                             Inc., Seligman Services, Inc., Seligman International, Inc. and Seligman
                             Data Corp. Formerly, Corporate Secretary, Seligman Henderson Co.
-----------------  --------  -------------------------------------------------------------------------  -----------  -------------

The Fund's Statement of Additional Information (SAI) includes additional information about Fund trustees and is available, without charge, upon request. You may call toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US to request a copy of the SAI, to request other information about the Fund, or to make shareholder inquiries.

---------------
o The address for each of the directors and officers is 100 Park Avenue, New York, NY 10017, 8th floor.
# Each Trustee serves for an indefinite term, until the election and qualification of his successor or until his earlier death, resignation or removal. Each officer is elected annually by the Trustees.
+ The Seligman Group of investment companies consists of twenty-three registered investment companies.
* Mr. Morris and Mr. Zino are considered "interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended, by virtue of their positions with J. & W. Seligman & Co. Incorporated and its affiliates.

Member: 1 Executive Committee
        2 Audit Committee
        3 Trustee Nominating Committee
        4 Board Operations Committee

GLOSSARY OF FINANCIAL TERMS


CAPITAL GAIN DISTRIBUTION -A payment to mutual fund shareholders of profits realized on the sale of securities in a fund's portfolio.

CAPITAL APPRECIATION/DEPRECIATION -An increase or decrease in the market value of a mutual fund's portfolio securities, which is reflected in the net asset value of the fund's shares. Capital appreciation/depreciation of an individual security is in relation to the original purchase price.

COMPOUNDING -The change in the value of an investment as shareholders receive earnings on their investment's earnings. For example, if $1,000 is invested at a fixed rate of 7% a year, the initial investment is worth $1,070 after one year. If the return is compounded, second year earnings will not be based on the original $1,000, but on the $1,070, which includes the first year's earnings.

CONTINGENT DEFERRED SALES CHARGE (CDSC) - Depending on the class of shares owned, a fee charged by a mutual fund when shares are sold back to the fund. The CDSC expires after a fixed time period.

DIVIDEND -A payment by a mutual fund, usually derived from the fund's net investment income (dividends and interest less expenses).

DIVIDEND YIELD -A measurement of a fund's dividend as a percentage of the maximum offering price or net asset value.

EXPENSE RATIO -The cost of doing business for a mutual fund, expressed as a percent of the fund's net assets.

INVESTMENT OBJECTIVE -The shared investment goal of a fund and its shareholders.

MANAGEMENT FEE -The amount paid by a mutual fund to its investment advisor(s).

MULTIPLE CLASSES OF SHARES - Although an individual mutual fund invests in only one portfolio of securities, it may offer investors several purchase options which are "classes" of shares. Multiple classes permit shareholders to choose the fee structure that best meets their needs and goals. Generally, each class will differ in terms of how and when sales charges and certain fees are assessed.

NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC. (NASD)-A self-regulatory body with authority over firms that distribute mutual funds.

NET ASSET VALUE (NAV) PER SHARE -The market worth of one fund share, obtained by adding a mutual fund's total assets (securities, cash, and any accrued earnings), subtracting liabilities, and dividing the resulting net assets by the number of shares outstanding.

OFFERING PRICE - The price at which a mutual fund's share can be purchased. The offering price is the current net asset value per share plus any sales charge.

PORTFOLIO TURNOVER -A measure of the trading activity in a mutual fund's investment portfolio that reflects how often securities are bought and sold.

PROSPECTUS -The legal document describing a mutual fund to all prospective shareholders. It contains information required by the Securities and Exchange Commission, such as a fund's investment objective and policies, services, investment restrictions, how shares are bought and sold, fund fees and other charges, and the fund's financial highlights.

SEC YIELD - SEC Yield refers to the net income earned by a fund during a recent 30-day period. This income is annualized and then divided by the maximum offering price per share on the last day of the 30-day period. The SEC Yield formula reflects semiannual compounding.

SECURITIES AND EXCHANGE COMMISSION - The primary US federal agency that regulates the registration and distribution of mutual fund shares.

STATEMENT OF ADDITIONAL INFORMATION -A document that contains more detailed information about an investment company and that supplements the prospectus. It is available at no charge upon request.

TOTAL RETURN -A measure of fund performance encompassing all elements of return. Reflects the change in share price over a given period and assumes all distributions are taken in additional fund shares. The Average Annual Total Return represents the average annual compounded rate of return for the periods presented.

WASH SALE -A sale of securities in which a taxpayer has acquired substantially identical securities within a period beginning thirty days before and ending thirty days after the date of the sale (a sixty-one day period). A loss resulting from such a sale is not currently deductible for federal income tax purposes but a gain is taxable.

YIELD ON SECURITIES - For bonds, the current yield is the coupon rate of interest, divided by the purchase price. For stocks, the yield is measured by dividing dividends paid by the market price of the stock.


------------------
Adapted from the Investment Company Institute's 2001 Mutual Fund Fact Book, and the AICPA Audit and Accounting Guide: Audits of Investment Companies dated May 1, 2001.